Business segments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Group's Financial Information
The following table presents the Group’s financial information by business segments for the years ended December 31, 2022, 2021 and 2020:

	2022
	Banking (*)	Insurance	Wealth management	Payments (**)	Holding and consolidation adjustments	Total consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Total income (***)
Third party	6,459,232	1,655,036	75,706	595,360	95,802	8,881,136
Inter-segment	(137,253)	(37)	—	—	137,290	—

Total income	6,321,979	1,654,999	75,706	595,360	233,092	8,881,136

Consolidated statement of income data
Interest and similar income	4,774,378	940,894	155,116	1,569	(655)	5,871,302
Interest and similar expenses	(1,476,942)	(130,458)	(50,306)	(1,269)	(3,123)	(1,662,098)

Net interest and similar income	3,297,436	810,436	104,810	300	(3,778)	4,209,204

(Loss) reversal on loans, net of recoveries	(832,919)	—	2,368	—	—	(830,551)
Loss due to impairment of financial investments	(732)	(26)	(11,981)	—	(13)	(12,752)

Net interest and similar income after impairment loss on loans	2,463,785	810,410	95,197	300	(3,791)	3,365,901

Fee income from financial services, net	797,711	(7,160)	163,325	258,728	(75,218)	1,137,386
Net gain on sale of financial investments	(12,341)	(6,360)	(41,747)	—	—	(60,448)
Other income	487,758	52,283	(202,736)	36,040	229,549	602,894
Total net premiums earned minus claims and benefits	—	(191,772)	—	—	(22)	(191,794)
Depreciation and amortization	(257,210)	(23,682)	(15,044)	(30,185)	(10,105)	(336,226)
Other expenses	(1,673,581)	(375,301)	(130,453)	(202,565)	34,217	(2,347,683)

Income (loss) before translation result and Income Tax	1,806,122	258,418	(131,458)	62,318	174,630	2,170,030
Exchange difference	(22,800)	(10,408)	(7,146)	2,316	1,202	(36,836)
Income Tax	(409,201)	—	(2,791)	(23,560)	(26,985)	(462,537)

Net profit (loss) for the year	1,374,121	248,010	(141,395)	41,074	148,847	1,670,657

Attributable to:
IFS’s shareholders	1,374,121	248,010	(141,395)	41,074	138,771	1,660,581
Non-controlling interest	—	—	—	—	10,076	10,076

	1,374,121	248,010	(141,395)	41,074	148,847	1,670,657

(*)	Includes 50 percent of Interbank’s participation in Izipay until March 2022, considering that in April 2022, Izipay became a consolidated subsidiary of the Group, see Note 1(d).
(**)	As of December 31, 2022, the payments segment corresponds to the profit generated by Izipay during the nine-month period ended December 31, 2022.
(***)	Corresponds to interest and similar income, other income and net premiums earned.

	2021
	Banking (*)	Insurance	Wealth management	Holding and consolidation adjustments	Total consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Total income (**)
Third party	4,866,775	1,676,185	487,339	(49,914)	6,980,385
Inter-segment	(45,904)	—	(18,813)	64,717	—

Total income	4,820,871	1,676,185	468,526	14,803	6,980,385

Consolidated statement of income data
Interest and similar income	3,636,810	802,961	154,328	11,526	4,605,625
Interest and similar expenses	(893,060)	(117,531)	(39,840)	(7,506)	(1,057,937)

Net interest and similar income	2,743,750	685,430	114,488	4,020	3,547,688

Impairment loss on loans, net of recoveries	(379,034)	—	(2,543)	—	(381,577)
(Loss) recovery due to impairment of financial investments	(527)	33,198	(1,615)	(158)	30,898

Net interest and similar income after impairment loss on loans	2,364,189	718,628	110,330	3,862	3,197,009

Fee income from financial services, net	677,461	(6,802)	196,959	(43,810)	823,808
Net gain on sale of financial investments	100,867	145,714	42,074	268	288,923
Other income	451,637	89,002	93,978	(17,898)	616,719
Total net premiums earned minus claims and benefits	—	(272,037)	—	(42)	(272,079)
Depreciation and amortization	(245,432)	(25,035)	(14,977)	5,754	(279,690)
Other expenses	(1,542,487)	(325,242)	(128,444)	13,094	(1,983,079)

Income (loss) before translation result and Income Tax	1,806,235	324,228	299,920	(38,772)	2,391,611
Exchange difference	7,241	(51,493)	(7,570)	(37,498)	(89,320)
Income Tax	(453,198)	—	(8,805)	(40,109)	(502,112)

Net profit (loss) for the year	1,360,278	272,735	283,545	(116,379)	1,800,179

Attributable to:
IFS’s shareholders	1,360,278	272,735	283,545	(126,403)	1,790,155
Non-controlling interest	—	—	—	10,024	10,024

	1,360,278	272,735	283,545	(116,379)	1,800,179

(*)	Includes 50 percent of Interbank’s profit from Izipay, which were recorded in the caption “Other income”.
(**)	Corresponds to interest and similar income, other income and net premiums earned.

	2020
	Banking (*)	Insurance	Wealth management	Holding and consolidation adjustments	Total consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Total income (**)
Third party	4,900,400	1,365,579	433,941	(19,738)	6,680,182
Inter-segment	(59,267)	—	(3,273)	62,540	—

Total income	4,841,133	1,365,579	430,668	42,802	6,680,182

Consolidated statement of income data
Interest and similar income	3,836,413	654,975	163,414	10,165	4,664,967
Interest and similar expenses	(1,053,356)	(83,992)	(51,652)	(3,284)	(1,192,284)

Net interest and similar income	2,783,057	570,983	111,762	6,881	3,472,683

Impairment loss on loans, net of recoveries	(2,393,923)	—	(21)	—	(2,393,944)
Recovery (loss) due to impairment of financial investments	170	(33,819)	745	—	(32,904)

Net interest and similar income after impairment loss on loans	389,304	537,164	112,486	6,881	1,045,835

Fee income from financial services, net	619,842	(6,056)	163,968	(54,254)	723,500
Net gain (loss) on sale of financial investments	103,773	105,038	(23,428)	—	185,383
Other income	340,372	96,641	129,987	24,351	591,351
Total net premiums earned minus claims and benefits	—	(279,070)	—	—	(279,070)
Depreciation and amortization	(234,479)	(25,590)	(14,478)	5,797	(268,750)
Other expenses	(1,299,027)	(260,405)	(113,564)	31,086	(1,641,910)

Income (loss) before translation result and Income Tax	(80,215)	167,722	254,971	13,861	356,339
Exchange difference	(5,966)	(26,591)	(3,846)	(9,320)	(45,723)
Income Tax	80,509	—	(8,000)	424	72,933

Net profit (loss) for the year	(5,672)	141,131	243,125	4,965	383,549

Attributable to:
IFS’s shareholders	(5,672)	141,131	243,125	4,675	383,259
Non-controlling interest	—	—	—	290	290

	(5,672)	141,131	243,125	4,965	383,549

(*)	Includes 50 percent of Interbank’s profit from Izipay, which were recorded in the caption “Other income”.
(**)	Corresponds to interest and similar income, other income and net premiums earned.

Purchase of properties

	2022
	Banking	Insurance	Wealth management	Payments	Holding and consolidation adjustments	Total consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Capital investments (*)	258,887	41,599	3,443	92,133	1,004	397,066
Total assets	66,977,277	14,134,224	5,102,598	902,610	365,923	87,482,632
Total liabilities	59,498,433	13,150,041	4,208,369	686,292	(106,454)	77,436,681

	2021
	Banking	Insurance	Wealth management	Holding and Consolidation adjustments	Total consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Capital investments (*)	216,786	157,186	40,114	616	414,702
Total assets	68,584,019	15,254,493	5,722,539	392,858	89,953,909
Total liabilities	61,581,982	14,380,847	4,427,452	8,266	80,398,547

(*)	It includes the purchase of property, furniture and equipment, intangible assets and investment properties.